Accounts Payable (Tables)	6 Months Ended
Sep. 30, 2024
Accounts Payable [Abstract]
Schedule of Accounts Payable	The components of accounts payable were as follows:
As at	September 30, 2024	March 31, 2024
Accounts payable towards related parties	$152,435	$152,435
Accounts Payable towards others*	15,750,725	14,279,152
Total Accounts Payable	$15,903,160	$14,431,587
*	The Company carried out negotiations with its vendors which resulted in a short-term deferral in payments or/and reduction in outstanding liability. The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60 (Refer Note 5), resulting in net gain amounting to $236,447 during the three months ended September 30, 2024.